Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 24,777	$ 39,324	$ 39,324
Accumulated Amortization	(3,476)	(12,412)	(12,412)
Spin-Off	(18,491)	(19,289)
Net Carrying Amount	2,810	2,994	$ 2,994
Remaining Weighted Average Useful Life			5 years
Impairment		(4,629)	$ (1,265)	$ (1,144)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	165	162	162
Accumulated Amortization	(103)	(91)	(91)
Spin-Off
Net Carrying Amount	$ 62	71	71
Remaining Weighted Average Useful Life	1 year 6 months
Impairment
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 1,792	3,590	3,590
Accumulated Amortization	(306)	(1,414)	(1,414)
Spin-Off	(1,367)	(1,458)
Net Carrying Amount	$ 119	125	125
Remaining Weighted Average Useful Life	3 years 9 months
Impairment		(593)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 6,211	9,121	9,121
Accumulated Amortization	(843)	(2,776)	(2,776)
Spin-Off	(4,454)	(4,636)
Net Carrying Amount	$ 914	960	960
Remaining Weighted Average Useful Life	2 years 7 months 9 days
Impairment		(749)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 14,772	21,777	21,777
Accumulated Amortization	(1,690)	(5,385)	(5,385)
Spin-Off	(11,466)	(11,781)
Net Carrying Amount	$ 1,616	1,690	1,690
Remaining Weighted Average Useful Life	4 years 11 months 19 days
Impairment		(2,921)
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 1,837	4,270	4,270
Accumulated Amortization	(534)	(2,488)	(2,488)
Spin-Off	(1,204)	(1,414)
Net Carrying Amount	$ 99	148	148
Remaining Weighted Average Useful Life	5 months 26 days
Impairment		(220)
Webstores And Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount		404	404
Accumulated Amortization		(258)	(258)
Spin-Off
Net Carrying Amount
Impairment		$ (146)